S000058964 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended	294 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.43%	3.57%	8.26%
Performance Inception Date			Nov. 20, 2017
Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%
Performance Inception Date			Nov. 20, 2017
Class A | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.12%
Performance Inception Date			Nov. 20, 2017
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.02%	3.81%	8.10%
Performance Inception Date			Nov. 20, 2017
Class C | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%
Performance Inception Date			Nov. 20, 2017
Class C | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.12%
Performance Inception Date			Nov. 20, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.10%	4.84%		11.33%
Performance Inception Date					Jul. 02, 2001
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	1.48%		8.67%
Performance Inception Date					Jul. 02, 2001
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.65%	3.55%		8.99%
Performance Inception Date					Jul. 02, 2001
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	14.19%	4.93%	9.28%
Performance Inception Date			Nov. 20, 2017
Class R-6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%
Performance Inception Date			Nov. 20, 2017
Class R-6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.12%
Performance Inception Date			Nov. 20, 2017